Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,318,861.47

Principal:
Principal Collections	$22,388,320.40
Prepayments in Full	$14,491,750.70
Liquidation Proceeds	$968,915.47
Recoveries	$29,162.25
Sub Total	$37,878,148.82
Collections	$41,197,010.29

Purchase Amounts:
Purchase Amounts Related to Principal	$359,242.61
Purchase Amounts Related to Interest	$2,154.92
Sub Total	$361,397.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,558,407.82

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$41,558,407.82
Servicing Fee	$745,490.79	$745,490.79	$0.00	$0.00	$40,812,917.03
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,812,917.03
Interest - Class A-2 Notes	$43,195.31	$43,195.31	$0.00	$0.00	$40,769,721.72
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$40,527,088.39
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$40,439,365.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,439,365.47
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$40,389,253.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,389,253.39
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$40,344,792.31
Third Priority Principal Payment	$472,972.43	$472,972.43	$0.00	$0.00	$39,871,819.88
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$39,807,890.63
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,807,890.63
Regular Principal Payment	$36,208,083.57	$36,208,083.57	$0.00	$0.00	$3,599,807.06
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,599,807.06
Residuel Released to Depositor	$0.00	$3,599,807.06	$0.00	$0.00	$0.00
Total		$41,558,407.82

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$472,972.43
Regular Principal Payment					$36,208,083.57
Total					$36,681,056.00
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$36,681,056.00	$73.72	$43,195.31	$0.09	$36,724,251.31	$73.81
Class A-3 Notes	$0.00	$0.00	$242,633.33	$0.48	$242,633.33	$0.48
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$36,681,056.00	$22.78	$532,053.97	$0.33	$37,213,109.97	$23.11

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$110,285,886.42	0.2216356	$73,604,830.42	0.1479197
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$856,025,886.42	0.5316799	$819,344,830.42	0.5088972

Pool Information
Weighted Average APR	4.415%	4.408%
Weighted Average Remaining Term	43.66	42.81
Number of Receivables Outstanding	49,400	48,262
Pool Balance	$894,588,949.79	$855,783,668.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$861,246,049.21	$823,982,913.99
Pool Factor	0.5455695	0.5219039

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$12,836,755.03
Yield Supplement Overcollateralization Amount	$31,800,754.53
Targeted Overcollateralization Amount	$36,438,838.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,438,838.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	16

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		158	$597,127.78
(Recoveries)		67	$29,162.25
Net Losses for Current Collection Period			$567,965.53
Cumulative Net Losses Last Collection Period			$4,544,376.99
Cumulative Net Losses for all Collection Periods			$5,112,342.52

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.76%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.54%	646	$13,157,633.53
61-90 Days Delinquent	0.21%	83	$1,803,136.21
91-120 Days Delinquent	0.07%	24	$588,448.36
Over 120 Days Delinquent	0.07%	32	$622,395.79
Total Delinquent Receivables	1.89%	785	$16,171,613.89

Repossession Inventory:
Repossessed in the Current Collection Period		38	$749,779.35
Total Repossessed Inventory		49	$1,102,829.06

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2898%
Preceding Collection Period			0.5166%
Current Collection Period			0.7788%
Three Month Average			0.5284%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2389%
Preceding Collection Period			0.2955%
Current Collection Period			0.2880%
Three Month Average			0.2742%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer